SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions	[1]	£ 2,256	£ 1,008
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		1,642	771
10.5% Subordinated Bonds callable 2018 [member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		150
6.75% Subordinated Fixed Rate Notes callable 2018 [member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		1,492
Subordinated Callable Notes 2017 [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions			771
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		614	237
Preferred securities [Member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		600
Preferred securities [Member] | Undated Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions		£ 14
Preferred securities [Member] | 7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Preferred Securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions			163
Preferred securities [Member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions during the year [Line Items]
Repurchase and redemptions			£ 74

[1]	The repurchases and redemptions resulted in cash outflows of 2,256 million (2017: 1,008 million).